Oppenheimer
QUEST OPPORTUNITY VALUE FUND(sm)

[GRAPHIC OMITTED]

Semiannual Report April 30, 2002

[LOGO OMITTED]
OPPENHEIMERFUNDS(REGISTRATION MARK)
The Right Way To Invest

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer Quest Opportunity Value FundSM seeks growth of capital.

FUND HIGHLIGHT
As of April 30, 2002, Oppenheimer Quest Opportunity Value FundSM Class A shares earned a 4-star Overall Morningstar Rating(TM) for the combined three-, five- and 10-year periods among domestic equity funds.(1)


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Manager

 8  Financial
    Statements

27  Officers and Trustees

28  Privacy Policy Notice



---------------------------------
CUMULATIVE TOTAL RETURNS*
          For the 6-Month Period
          Ended 4/30/02
          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A     -0.05%        -5.80%
---------------------------------
Class B     -0.39         -5.35
---------------------------------
Class C     -0.37         -1.36
---------------------------------
Class N     -0.12         -1.10
---------------------------------
Class Y      0.09


AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 4/30/02
          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A     -8.63%       -13.89%
---------------------------------
Class B     -9.25        -13.76
---------------------------------
Class C     -9.20        -10.10
---------------------------------
Class N     -8.76         -9.66
---------------------------------
Class Y     -8.37

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1. For each fund with at least a three-year history; Morningstar calculates a Morningstar Rating(TRADEMARK) metric each month by subtractiNg the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics. Oppenheimer Quest Opportunity Value Fund was rated against the following numbers of U.S.-domiciled Domestic Equity Funds over the following time period ended 4/30/02: 5094 funds in the last three years, 3350 funds in the last five years and 947 funds in the last ten years. With respect to these Domestic Equity Funds, Oppenheimer Quest Opportunity Value Fund received a Morningstar Rating of 3 stars, 3 stars and 4 stars for the three-, five- and ten-year periods, respectively. Morningstar Rating is for the A share class only; other classes may have different performance characteristics. Past performance is no guarantee of future results.

*SEE NOTES ON PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

[PHOTO OMITTED]
JOHN V. MURPHY
President
Oppenheimer
Quest Opportunity
Value Fund



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OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

LETTER TO SHAREHOLDERS

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. I hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And I look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,

/S/ SIGNATURE

John V. Murphy
May 21, 2002

THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q


HOW DID OPPENHEIMER QUEST OPPORTUNITY VALUE FUND PERFORM DURING THE SIX MONTHS THAT ENDED APRIL 30, 2002?
A. We are disappointed in the Fund's underperformance relative to its peers. By handling the Fund's stock portfolio more defensively, we missed out on some of the stock market's advances during this period. As a result, the Fund's six-month total return lagged its Lipper peer group average of flexible funds.(2)

WHY DID INVESTORS "GO ON THE OFFENSIVE"?
I believe that people took heart because the economy did not disintegrate as much as was feared after September 11. People also were encouraged by the actions of the Federal Reserve Board (the Fed), as the central bank wasted no time in slashing short-term interest rates to stimulate economic growth. Believing that this would help to stimulate a recovery, investors began bidding up stock prices, especially for stocks with higher earnings growth rates (e.g., technology), and the market rallied.
   However, the rally lost some momentum after January 2002. Amid a scandal over aggressive accounting practices, one of the largest U.S. corporations declared bankruptcy. In response, investors paused to reconsider companies' accounting practices, and by extension, earnings seemed questionable. Telecommunications companies and the financial concerns that had loaned extensively to them were hardest hit.

HOW DID THE BOND MARKET FARE DURING THESE SIX MONTHS?
The yield curve steepened. While the Fed's activities pushed down yields on short-maturity instruments, yields at the long end of the maturity spectrum (about 10 years) rose. The reason: Investors believe that, as the economy gains speed, the Fed will raise rates. So, long-bond rates moved up in anticipation of that change.
    Also, the spread between corporate-bond yields and Treasury yields widened. Like the stock market setback in January 2002,

PORTFOLIO MANAGER
Richard Glasebrook



2. Source: Lipper Inc., 4/30/02. The average of the total return of the 299 funds in the Lipper Flexible Funds Category for the six-month period ended 4/30/02 was 2.65%. Lipper rankings are based on total returns, but do not consider sales charges. For the six-month period ended 4/30/02, Oppenheimer Quest Opportunity Value Fund Class A shares had a cumulative total return of -0.05% (without sales charge) and -5.80% (with sales charge).

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

this was triggered in part by accounting scandal. Concerned about whether companies with aggressive accounting practices would have the cash flow to pay interest on their bonds, the major credit-rating agencies downgraded several companies' debt. In turn, investors demanded higher yields as compensation for the increased risk. Although the corporate yield spread has narrowed since January 2002, it remains broader than in October 2001.

SO, HOW DID THE FUND'S BOND PORTFOLIO PERFORM?
The fixed income portion of the Fund accounted for about 22% of the total portfolio. The main bond holding, a government backed Fannie Mae bond (maturing in August 2004), performed well. In November 2001, we thought this combination -- high quality and a relatively short duration -- would hold up well in an environment of rapidly declining short-term rates, so we made no changes to the bond portfolio. In the end, it was a net contributor to the Fund's performance.

WHAT CHANGES DID YOU MAKE TO THE EQUITY PORTFOLIO?
Overall, we remained cautious, with large positions in relatively safe financial stocks such as Wells Fargo Co. and M&T Bank Corp. And, when consumer staples stocks like CVS Corp. and Kroger Co. (The) posted solid price gains, we trimmed our positions. At the same time, we divested technology stocks we had purchased at extremely depressed prices early in 2001. During the market rally, these stocks reached valuations that we considered unjustifiably high. We eliminated our positions in Analog Devices and Dell, among others. With the sales proceeds, we bought shares of aerospace contractor Boeing Co., mortgage lender Federal National Mortgage Corp. (Fannie Mae), and telecommunications company Sprint Corp. (Fon Group).(3)

3. The Fund's holdings and allocations are subject to change.

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OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

WHICH STOCKS CONTRIBUTED MOST TO TOTAL RETURN?
Boeing's stock advanced nearly 50% during the period once investors realized that the company will benefit from the government's increased defense spending and has cut its costs. Wells Fargo, M&T Bank, aluminum manufacturer Alcan, Inc., and ITT Industries, Inc., an engineering and manufacturing company, also made large contributions to the bottom line.
   Unfortunately, these gains were outweighed by a disappointing loss for WorldCom, Inc./WorldCom Group. More than any other stock in the portfolio, WorldCom was caught in the net of investor fears about accounting practices and creditworthiness. Still, we perceive it as a strong competitor in the long-distance telecommunications industry and have held onto the stock.

WILL YOU REMAIN "DEFENSIVE" IN THE COMING MONTHS?
Certainly, we are not planning to alter the Fund's asset allocation of 71% stocks, 16% bonds and 13% cash equivalents. In the past, when we felt more optimistic, the stock allocation has been as high as 90%. While we don't expect the recession to continue indefinitely, we also don't foresee robust growth in corporate profits in the coming months. If the economy and corporate profits don't advance rapidly, the Fed will have little incentive to raise rates, so we expect the yield curve to flatten out.
   Generally speaking, we will stick with our current holdings, which we believe will fare better than most if we are correct about slow economic growth. We also will be very selective about new opportunities. This patience and discipline are key reasons why Oppenheimer Quest Opportunity Value Fund is a part of THE RIGHT WAY TO INVEST.

----------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE
For the Periods Ended 3/31/02(4)
Class A
1-Year      5-Year    10-Year
----------------------------------------------------
-7.97%      6.97%     11.97%
Class B               Since
1-Year      5-Year    Inception
----------------------------------------------------
-7.79%      7.34%     11.93%
Class C               Since
1-Year      5-Year    Inception
----------------------------------------------------
-3.94%      7.66%     11.72%
Class N               Since
1-Year      5-Year    Inception
----------------------------------------------------
-3.46%      N/A       -4.08%
Class Y               Since
1-Year      5-Year    Inception
----------------------------------------------------
-2.04%      8.70%     8.62%
----------------------------------------------------


4. See Notes page 7 for further details.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


TOP TEN COMMON STOCK HOLDINGS(6)
-------------------------------------------------------------
Freddie Mac                                              8.4%
-------------------------------------------------------------
Wells Fargo Co.                                          5.9
-------------------------------------------------------------
Boeing Co.                                               4.5
-------------------------------------------------------------
McDonald's Corp.                                         4.1
-------------------------------------------------------------
Alcan, Inc.                                              3.8
-------------------------------------------------------------
M&T Bank Corp.                                           3.6
-------------------------------------------------------------
ChevronTexaco Corp.                                      3.0
-------------------------------------------------------------
Citigroup, Inc.                                          2.7
-------------------------------------------------------------
Fannie Mae                                               2.6
-------------------------------------------------------------
Household International, Inc.                            2.6

TOP FIVE COMMON STOCK INDUSTRIES(6)
-------------------------------------------------------------
Diversified Financials                                  16.3%
-------------------------------------------------------------
Banks                                                    9.5
-------------------------------------------------------------
Oil & Gas                                                6.2
-------------------------------------------------------------
Metals & Mining                                          5.3
-------------------------------------------------------------
Aerospace & Defense                                      4.5


PORTFOLIO ALLOCATION(5)


[GRAPHIC OMITTED]


o Stocks          71.2%
o Bonds           15.8
o Cash
  Equivalents     13.0

5. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on total market value of investments.
6. Portfolio is subject to change.
Percentages are as of April 30, 2002, and are based on net assets.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager is employed by the Fund's subadvisor.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception). Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2002 / Unaudited

                                                                                     MARKET VALUE
                                                                 SHARES                SEE NOTE 1
-------------------------------------------------------------------------------------------------
 COMMON STOCKS--71.2%
-------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--6.1%
-------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--4.1%
 McDonald's Corp.                                             3,900,000              $110,760,000
-------------------------------------------------------------------------------------------------
 MEDIA--1.6%
 General Motors Corp., Cl. H(1)                               2,772,100                41,526,058
-------------------------------------------------------------------------------------------------
 MULTILINE RETAIL--0.4%
 Dollar General Corp.                                           700,000                11,025,000
-------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--3.0%
-------------------------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--3.0%
 CVS Corp.                                                    1,067,900                35,753,293
-------------------------------------------------------------------------------------------------
 Kroger Co. (The)(1)                                          2,000,000                45,540,000
                                                                                   --------------
                                                                                       81,293,293

-------------------------------------------------------------------------------------------------
 ENERGY--7.6%
-------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.4%
 Transocean Sedco Forex, Inc.                                 1,090,000                38,695,000
-------------------------------------------------------------------------------------------------
 OIL & GAS--6.2%
 ChevronTexaco Corp.                                            921,074                79,866,326
-------------------------------------------------------------------------------------------------
 Kerr-McGee Corp.                                               346,200                20,702,760
-------------------------------------------------------------------------------------------------
 Phillips Petroleum Co.                                       1,100,000                65,791,000
                                                                                   --------------
                                                                                      166,360,086

-------------------------------------------------------------------------------------------------
 FINANCIALS--29.2%
-------------------------------------------------------------------------------------------------
 BANKS--9.5%
 M&T Bank Corp.                                               1,146,500                97,888,170
-------------------------------------------------------------------------------------------------
 Wells Fargo Co.                                              3,100,000               158,565,000
                                                                                   --------------
                                                                                      256,453,170

-------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--16.3%
 Citigroup, Inc.                                              1,683,333                72,888,319
-------------------------------------------------------------------------------------------------
 Fannie Mae                                                     900,000                71,037,000
-------------------------------------------------------------------------------------------------
 Freddie Mac                                                  3,469,000               226,699,150
-------------------------------------------------------------------------------------------------
 Household International, Inc.                                1,200,000                69,948,000
                                                                                   --------------
                                                                                      440,572,469

-------------------------------------------------------------------------------------------------
 INSURANCE--3.4%
 John Hancock Financial Services, Inc.                          580,000                22,388,000
-------------------------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. A(1)                  2,146,400                39,901,576
-------------------------------------------------------------------------------------------------
 UnumProvident Corp.                                            999,800                28,234,352
                                                                                   --------------
                                                                                       90,523,928

-------------------------------------------------------------------------------------------------
 HEALTH CARE--3.1%
-------------------------------------------------------------------------------------------------
 BIOTECHNOLOGY--1.9%
 Wyeth                                                          900,000                51,300,000


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OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                                                     MARKET VALUE
                                                                 SHARES                SEE NOTE 1
-------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--1.2%
 Bristol-Myers Squibb Co.                                       510,100               $14,690,880
-------------------------------------------------------------------------------------------------
 Pharmacia Corp.                                                441,700                18,211,291
                                                                                   --------------
                                                                                       32,902,171

-------------------------------------------------------------------------------------------------
 INDUSTRIALS--6.5%
-------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--4.5%
 Boeing Co.                                                   2,700,000               120,420,000
-------------------------------------------------------------------------------------------------
 MACHINERY--2.0%
 ITT Industries, Inc.                                           789,500                55,154,470
-------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--2.8%
-------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.3%
 Cisco Systems, Inc.(1)                                         657,000                 9,625,050
-------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.5%
 EMC Corp.(1)                                                 1,382,500                12,636,050
-------------------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.2%
 Agere Systems, Inc.(1)                                       1,455,900                 6,173,016
-------------------------------------------------------------------------------------------------
 SOFTWARE--1.8%
 Computer Associates International, Inc.                      2,000,000                37,200,000
-------------------------------------------------------------------------------------------------
 Microsoft Corp.(1)                                             200,000                10,452,000
                                                                                   --------------
                                                                                       47,652,000

-------------------------------------------------------------------------------------------------
 MATERIALS--5.3%
-------------------------------------------------------------------------------------------------
 METALS & MINING--5.3%
 Alcan, Inc.                                                  2,800,000               102,564,000
-------------------------------------------------------------------------------------------------
 Alcoa, Inc.                                                  1,143,700                38,920,111
                                                                                   --------------
                                                                                      141,484,111

-------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--4.3%
-------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--4.3%
 SBC Communications, Inc.                                       922,400                28,649,744
-------------------------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                     3,759,000                59,580,150
-------------------------------------------------------------------------------------------------
 WorldCom, Inc./WorldCom Group(1)                            11,000,000                27,269,000
                                                                                   --------------
                                                                                      115,498,894

-------------------------------------------------------------------------------------------------
 UTILITIES--3.3%
-------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.9%
 Exelon Corp.                                                   435,500                23,647,650
-------------------------------------------------------------------------------------------------
 GAS UTILITIES--2.4%
 El Paso Corp.                                                1,300,000                52,000,000
-------------------------------------------------------------------------------------------------
 NiSource, Inc.                                                 600,000                13,260,000
                                                                                   --------------
                                                                                       65,260,000

 Total Common Stocks (Cost $1,647,542,605)                                          1,918,962,416

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OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                              PRINCIPAL              MARKET VALUE
                                                                 AMOUNT                SEE NOTE 1
-------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--15.8%
-------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.,
 6.50%, 8/15/04                                            $400,000,000              $424,800,000
-------------------------------------------------------------------------------------------------
 U.S. Treasury Nts., 7.50%, 5/15/02                           1,000,000                 1,002,540
                                                                                   --------------
 Total U.S. Government Obligations (Cost $397,151,942)                                425,802,540

-------------------------------------------------------------------------------------------------
 SHORT-TERM NOTES--13.0%
-------------------------------------------------------------------------------------------------
 American Express Credit Corp.:
 1.75%, 5/7/02                                               25,000,000                24,992,708
 1.76%, 5/22/02                                              50,000,000                49,948,667
-------------------------------------------------------------------------------------------------
 Bank One Corp.:
 1.71%, 5/15/02                                              35,000,000                34,976,783
 1.73%, 5/21/02                                               5,000,000                 4,995,195
-------------------------------------------------------------------------------------------------
 Canadian Imperial Holdings, Inc., 1.775%, 5/13/02           70,000,000                69,958,583
-------------------------------------------------------------------------------------------------
 Federal Farm Credit Bank, 1.65%, 5/17/02                    50,000,000                49,963,333
-------------------------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.61%, 5/14/02                                              50,000,000                 9,970,931
 1.66%, 5/3/02                                               15,000,000                14,998,617
-------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., 1.71%, 5/6/02              50,000,000                49,988,125
-------------------------------------------------------------------------------------------------
 Student Loan Marketing Assn., 1.79%, 5/1/02                    905,000                   905,000
                                                                                   --------------
 Total Short-Term Notes (Cost $350,697,942)                                           350,697,942
-------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $2,395,392,489)                100.0%            2,695,462,898
-------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                              0.0                  (508,904)
                                                                                   --------------
 NET ASSETS                                                       100.0%           $2,694,953,994
                                                                                   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2002
===============================================================================
 ASSETS
-------------------------------------------------------------------------------

 Investments, at value (cost $2,395,392,489)--
 see accompanying statement                                    $  2,695,462,898
-------------------------------------------------------------------------------
 Cash                                                                   937,738
-------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                               7,062,260
 Other                                                                  104,248
                                                               -----------------
 Total assets                                                     2,703,567,144

===============================================================================
 LIABILITIES
-------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                               6,677,348
 Distribution and service plan fees                                     563,154
 Shareholder reports                                                    467,839
 Transfer and shareholder servicing agent fees                          462,515
 Trustees' compensation                                                 323,131
 Other                                                                  119,163
                                                               -----------------
 Total liabilities                                                    8,613,150

===============================================================================
 NET ASSETS                                                      $2,694,953,994
                                                               ================

===============================================================================
 COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
 Par value of shares of beneficial interest                      $      880,680
-------------------------------------------------------------------------------
 Additional paid-in capital                                       2,406,592,078
-------------------------------------------------------------------------------
 Undistributed net investment income                                  3,281,970
-------------------------------------------------------------------------------
 Accumulated net realized loss on
 investment transactions                                            (15,871,143)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                         300,070,409
                                                               -----------------
 NET ASSETS                                                      $2,694,953,994
                                                               ================

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

=============================================================================================
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,357,763,216 and 43,933,012 shares of beneficial interest outstanding)              $30.91
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                           $32.80

---------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,038,772,851 and 34,300,575 shares of beneficial interest outstanding)              $30.28

---------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $257,827,089
 and 8,521,415 shares of beneficial interest outstanding)                              $30.26

---------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,493,698
 and 406,726 shares of beneficial interest outstanding)                                $30.72

---------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $28,097,140 and 906,280 shares of beneficial interest outstanding)      $31.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2002
================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                           $16,904,896
-------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $102,713)            14,793,132
 Total income                                                        31,698,028

===============================================================================
 EXPENSES
-------------------------------------------------------------------------------
 Management fees                                                     12,108,771
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              2,448,426
 Class B                                                              5,608,664
 Class C                                                              1,308,174
 Class N                                                                 18,176
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              1,632,647
 Class B                                                              1,364,875
 Class C                                                                319,539
 Class N                                                                  9,326
 Class Y                                                                 48,020
-------------------------------------------------------------------------------
 Shareholder reports                                                    358,407
-------------------------------------------------------------------------------
 Trustees' compensation                                                  63,227
-------------------------------------------------------------------------------
 Custodian fees and expenses                                             27,084
-------------------------------------------------------------------------------
 Other                                                                   74,722
                                                                     ----------
 Total expenses                                                      25,390,058
 Less reduction to custodian expenses                                      (715)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees -- Class Y                             (2,629)
                                                                    -----------
 Net expenses                                                        25,386,714

===============================================================================
 NET INVESTMENT INCOME                                                6,311,314
-------------------------------------------------------------------------------

===============================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
 Net realized gain on investments                                    11,346,297
-------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments               (22,389,647)
                                                                    -----------
 Net realized and unrealized loss                                   (11,043,350)

===============================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(4,732,036)
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS                      YEAR
                                                                                            ENDED                     ENDED
                                                                                   APRIL 30, 2002               OCTOBER 31,
                                                                                      (UNAUDITED)                      2001
===========================================================================================================================
 OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                             $    6,311,314         $      20,933,212
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                              11,346,297                (5,569,382)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                                (22,389,647)             (100,105,976)
                                                                                   ----------------------------------------
 Net decrease in net assets resulting from operations                                  (4,732,036)              (84,742,146)

===========================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                              (15,901,976)              (20,887,533)
 Class B                                                                               (6,149,542)              (13,318,325)
 Class C                                                                               (1,540,507)               (2,835,364)
 Class N                                                                                  (56,109)                       --
 Class Y                                                                                 (378,333)                 (834,807)
---------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                                       --              (119,859,705)
 Class B                                                                                       --              (128,333,379)
 Class C                                                                                       --               (26,426,237)
 Class N                                                                                       --                        --
 Class Y                                                                                       --                (3,674,627)

===========================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                               90,356,299               140,063,389
 Class B                                                                             (111,325,306)              (58,607,213)
 Class C                                                                                2,736,333                 8,428,712
 Class N                                                                               10,546,526                 2,416,386
 Class Y                                                                              (19,015,149)               13,330,360

===========================================================================================================================
 NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Total decrease                                                                       (55,459,800)             (295,280,489)
---------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                2,750,413,794             3,045,694,283
                                                                                   ----------------------------------------
 End of period (including undistributed net investment
 income of $3,281,970 and $20,997,123, respectively)                               $2,694,953,994            $2,750,413,794
                                                                                   ========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS                                                              YEAR
                                                         ENDED                                                             ENDED
                                                APRIL 30, 2002                                                          OCT. 31,
 CLASS A                                           (UNAUDITED)         2001          2000         1999         1998         1997
====================================================================================================================================
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $31.30       $36.04        $39.96       $36.44       $35.62       $29.89
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .11          .33(1)        .59          .22          .31          .16
 Net realized and unrealized gain (loss)                  (.11)       (1.19)(1)       .34         5.46         1.72         6.46
                                                       -----------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                      --         (.86)          .93         5.68         2.03         6.62
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.39)        (.58)         (.20)        (.31)        (.18)        (.11)
 Distributions from net realized gain                       --        (3.30)        (4.65)       (1.85)       (1.03)        (.78)
                                                       -----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.39)       (3.88)        (4.85)       (2.16)       (1.21)        (.89)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $30.91       $31.30        $36.04       $39.96       $36.44       $35.62
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                     (0.05)%      (2.79)%        2.82%       16.31%        5.83%       22.66%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $1,357,763   $1,285,953    $1,325,552   $1,820,497   $2,026,959   $1,839,482
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $1,345,169   $1,348,895    $1,486,116   $1,894,250   $2,070,927   $1,399,186
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                    0.77%        1.01%(1)      1.42%        0.50%        0.85%        0.67%
 Expenses                                                 1.53%        1.51%         1.53%        1.57%        1.54%(4)     1.54%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    28%          42%           63%          47%          45%          30%

1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                 Change less than $0.005
Net realized and unrealized gain      Change less than $0.005
Net investment income ratio           Change less than 0.005%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                    SIX MONTHS                                                              YEAR
                                                         ENDED                                                             ENDED
                                                APRIL 30, 2002                                                          OCT. 31,
 CLASS B                                           (UNAUDITED)         2001          2000         1999         1998         1997
====================================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                   $30.56       $35.25        $39.19       $35.79       $35.05       $29.49
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                              .02          .15(1)        .32         (.02)         .13          .06
 Net realized and unrealized gain (loss)                  (.13)       (1.20)(1)       .39         5.41         1.68         6.31
                                                       -----------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                    (.11)       (1.05)          .71         5.39         1.81         6.37
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.17)        (.34)           --         (.14)        (.04)        (.03)
 Distributions from net realized gain                       --        (3.30)        (4.65)       (1.85)       (1.03)        (.78)
                                                       -----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.17)       (3.64)        (4.65)       (1.99)       (1.07)        (.81)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $30.28       $30.56        $35.25       $39.19       $35.79       $35.05
                                                       =============================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                     (0.39)%      (3.40)%        2.23%       15.72%        5.29%       22.05%
-----------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $1,038,773   $1,157,671    $1,393,095   $1,969,529   $1,996,142   $1,706,258
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $1,130,374   $1,326,222    $1,585,561   $1,986,358   $1,976,134   $1,238,673
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                             0.15%        0.42%(1)      0.82%       (0.03)%       0.35%        0.17%
 Expenses                                                 2.16%        2.11%         2.13%        2.10%        2.04%(4)     2.03%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    28%          42%           63%          47%          45%          30%

1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                 Change less than $0.005
Net realized and unrealized gain      Change less than $0.005
Net investment income ratio           Change less than 0.005%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                    SIX MONTHS                                                             YEAR
                                                         ENDED                                                            ENDED
                                                APRIL 30, 2002                                                         OCT. 31,
 CLASS C                                           (UNAUDITED)         2001         2000         1999         1998         1997
====================================================================================================================================
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $30.55      $35.24        $39.17       $35.75       $35.01       $29.45
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                              .02         .14(1)        .35         (.01)         .13          .06
 Net realized and unrealized gain (loss)                  (.13)      (1.18)(1)       .37         5.40         1.68         6.30
                                                       -----------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                    (.11)      (1.04)          .72         5.39         1.81         6.36
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.18)       (.35)           --         (.12)        (.04)        (.02)
 Distributions from net realized gain                       --       (3.30)        (4.65)       (1.85)       (1.03)        (.78)
                                                       -----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.18)      (3.65)        (4.65)       (1.97)       (1.07)        (.80)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $30.26      $30.55        $35.24       $39.17       $35.75       $35.01
                                                       =============================================================================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                     (0.37)%     (3.37)%        2.26%       15.74%        5.29%       22.05%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)             $257,827    $257,556      $287,103     $428,182     $475,510     $433,785
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $263,805    $280,327      $336,213     $448,383     $487,222     $316,280
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets(3)
 Net investment income (loss)                             0.14%       0.41%(1)      0.86%       (0.02)%       0.35%        0.17%
 Expenses                                                 2.16%       2.11%         2.08%        2.08%        2.04%(4)     2.04%(4)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    28%         42%           63%          47%          45%          30%


1. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                 Change less than $0.005
Net realized and unrealized gain      Change less than $0.005
Net investment income ratio           Change less than 0.005%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                                                        SIX MONTHS          YEAR
                                                                                                             ENDED         ENDED
                                                                                                    APRIL 30, 2002      OCT. 31,
 CLASS N                                                                                               (UNAUDITED)       2001(1)
====================================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                                                       $31.26        $33.48
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                                                         .40           .03(2)
 Net realized and unrealized loss                                                                             (.42)       ( 2.25)(2)
                                                                                                           -------------------------
 Total loss from investment operations                                                                        (.02)        (2.22)
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                                         (.52)           --
 Distributions from net realized gain                                                                           --            --
                                                                                                           -------------------------
 Total dividends and/or distributions
 to shareholders                                                                                              (.52)           --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                             $30.72        $31.26
                                                                                                           =========================

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                                                         (0.12)%       (6.63)%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                                                  $12,494        $2,292
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                                         $ 7,386        $  646
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                                                                        0.52%         0.47%(2)
 Expenses                                                                                                     1.67%         1.63%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                                        28%           42%


1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                 Change less than $0.005
Net realized and unrealized gain      Change less than $0.005
Net investment income ratio           Change less than 0.005%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                    SIX MONTHS                                                              YEAR
                                                         ENDED                                                             ENDED
                                                APRIL 30, 2002                                                          OCT. 31,
 CLASS Y                                           (UNAUDITED)         2001         2000         1999         1998       1997(1)
====================================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                   $31.40       $36.21       $40.17       $36.64       $35.77        $29.93
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .40          .45(2)       .71          .35          .48           .17
 Net realized and unrealized gain (loss)                  (.36)       (1.21)(2)      .39         5.48         1.74          5.67
                                                       -----------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                     .04         (.76)        1.10         5.83         2.22          5.84
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.44)        (.75)        (.41)        (.45)        (.32)           --
 Distributions from net realized gain                       --        (3.30)       (4.65)       (1.85)       (1.03)           --
                                                       -----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                       (.44)       (4.05)       (5.06)       (2.30)        (1.35)
  --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $31.00       $31.40       $36.21       $40.17       $36.64        $35.77
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                      0.09%       (2.48)%       3.30%       16.74%        6.38%        19.51%
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)              $28,097      $46,942      $39,945      $54,692      $22,843       $15,341
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $31,577      $45,797      $43,926      $41,178      $20,347       $ 6,108
 Ratios to average net assets:(4)
 Net investment income                                    1.19%        1.32%(2)     1.87%        0.98%        1.39%         1.30%
 Expenses                                                 1.23%        1.17%        1.07%        1.14%        1.00%(5)      0.91%(5)
 Expenses, net of reduction to
 custodian expenses and/or voluntary
 waiver of transfer agent fees                            1.21%         N/A          N/A          N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    28%          42%          63%          47%          45%           30%


1. For the period from December 16, 1996 (inception of offering) to October 31, 1997.
2. Without the adoption of the change in amortization method for the fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                 Change less than $0.005
Net realized and unrealized gain      Change less than $0.005
Net investment income ratio           Change less than 0.005%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Quest Opportunity Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $320,428. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of October 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

            EXPIRING
            ---------------------------------
            2009                  $11,666,725

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2002, the Fund's projected benefit obligations were increased by $29,331 and payments of $8,954 were made to retired trustees, resulting in an accumulated liability of $319,769 as of April 30, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                 SIX MONTHS ENDED APRIL 30, 2002             YEAR ENDED OCTOBER 31, 2001(1)
                                                    SHARES                AMOUNT               SHARES                AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                            7,032,528         $ 223,242,559            9,112,778         $ 306,084,416
 Dividends and/or
 distributions reinvested                          463,238            14,754,126            4,060,629           132,011,185
 Redeemed                                       (4,651,204)         (147,640,386)          (8,859,978)         (298,032,212)
                                                ------------------------------------------------------------------------------------
 Net increase                                    2,844,562         $  90,356,299            4,313,429         $ 140,063,389
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                            1,799,453         $  56,071,172            3,130,052         $ 102,546,742
 Dividends and/or
 distributions reinvested                          178,950             5,599,348            4,061,616           129,646,793
 Redeemed                                       (5,562,845)         (172,995,826)          (8,832,524)         (290,800,748)
                                               -------------------------------------------------------------------------------------
 Net decrease                                   (3,584,442)        $(111,325,306)          (1,640,856)        $ (58,607,213)
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                              758,332         $  23,563,724            1,015,523         $  33,157,102
 Dividends and/or
 distributions reinvested                           43,323             1,354,281              805,511            25,703,865
 Redeemed                                         (711,909)          (22,181,672)          (1,535,333)          (50,432,255)
                                               -------------------------------------------------------------------------------------
 Net increase                                       89,746         $   2,736,333              285,701         $   8,428,712
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                              372,275         $  11,779,835               75,082         $   2,472,335
 Dividends and/or
 distributions reinvested                            1,771                56,093                   --                   --
 Redeemed                                          (40,655)           (1,289,402)              (1,747)              (55,949)
                                               -------------------------------------------------------------------------------------
 Net increase                                      333,391         $  10,546,526               73,335         $   2,416,386
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                              209,665         $   6,689,909              663,752         $  22,478,978
 Dividends and/or
 distributions reinvested                           11,852               378,332              138,666             4,509,433
 Redeemed                                         (810,348)          (26,083,390)            (410,435)          (13,658,051)
                                               -------------------------------------------------------------------------------------
 Net increase (decrease)                          (588,831)        $ (19,015,149)              391,983        $  13,330,360
                                               =====================================================================================


 1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $668,006,173 and $679,783,722, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Effective March 1, 2002, management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $2.2 billion, 0.75% of the next $1 billion and 0.65% of average annual net assets in excess of $4 billion. Prior to March 1, 2002, the annual advisory fee rate was:
 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $3.2 billion, 0.80% of the next $4 billion and 0.75% of average annual net assets in excess of $8 billion. The Fund's management fee for the six months ended April 30, 2002 was an annualized rate of 0.88%.

--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager pays OpCap Advisors (the Sub-Advisor) monthly an annual fee based on the fee schedule set forth in the Prospectus. For the six months ended April 30, 2002, the Manager paid $2,713,934 to the Sub-Advisor.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
    Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                  AGGREGATE          CLASS A        CONCESSIONS      CONCESSIONS       CONCESSIONS      CONCESSIONS
                                  FRONT-END        FRONT-END         ON CLASS A       ON CLASS B        ON CLASS C        ON CLASS N
                              SALES CHARGES    SALES CHARGES             SHARES           SHARES            SHARES            SHARES
 SIX MONTHS                      ON CLASS A      RETAINED BY        ADVANCED BY      ADVANCED BY       ADVANCED BY       ADVANCED BY
 ENDED                               SHARES      DISTRIBUTOR     DISTRIBUTOR(1)   DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)
------------------------------------------------------------------------------------------------------------------------------------
 April 30, 2002                  $1,377,830         $368,235          $316,772        $1,485,918          $195,218          $102,686

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                           CLASS A                 CLASS B                  CLASS C                 CLASS N
                                        CONTINGENT              CONTINGENT               CONTINGENT              CONTINGENT
                                          DEFERRED                DEFERRED                 DEFERRED                DEFERRED
                                     SALES CHARGES           SALES CHARGES            SALES CHARGES           SALES CHARGES
 SIX MONTHS                            RETAINED BY             RETAINED BY              RETAINED BY             RETAINED BY
 ENDED                                 DISTRIBUTOR             DISTRIBUTOR              DISTRIBUTOR             DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------------
 April 30, 2002                             $8,113                $842,414                  $11,265                    $133

 The Fund has adopted Distribution and Service Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A DISTRIBUTION AND SERVICE PLAN FEES. Under the plan the Fund pays an asset-based sales charge to the Distributor at an annual rate of 0.15% of average annual net assets of Class A shares of the Fund. (The Board of Trustees can set this rate up to 0.25%.) Effective January 1, 2002, the asset-based sales charge rate for Class A shares was reduced from 0.15% to 0.10% of average annual net assets representing Class A shares. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits compensation to the Distributor at a rate up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2002, payments under the Class A Plan totaled $2,448,426, all of which was paid by the Distributor to recipients. That included $133,552 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended April 30, 2002, were as follows:

                                                                                                              DISTRIBUTOR'S
                                                                                    DISTRIBUTOR'S                 AGGREGATE
                                                                                       AGGREGATE              UNREIMBURSED
                                                                                     UNREIMBURSED             EXPENSES AS %
                             TOTAL PAYMENTS             AMOUNT RETAINED                  EXPENSES             OF NET ASSETS
                                  UNDER PLAN             BY DISTRIBUTOR                UNDER PLAN                  OF CLASS
---------------------------------------------------------------------------------------------------------------------------
 Class B Plan                     $5,608,664                 $4,289,053                $8,225,262                      0.79%
 Class C Plan                      1,308,174                    140,640                 5,418,374                      2.10
 Class N Plan                         18,176                     17,573                   276,633                      2.21

--------------------------------------------------------------------------------
 5. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at April 30, 2002.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

 A SERIES OF OPPENHEIMER QUEST FOR VALUE FUNDS



------------------------------------------------------------------------------------------------------------------------------------
 OFFICERS AND TRUSTEES                      Thomas W. Courtney, Chairman of the Board of Trustees and Trustee
                                            John V. Murphy, President
                                            Paul Y. Clinton, Trustee
                                            Robert G. Galli, Trustee
                                            Lacy B. Herrmann, Trustee
                                            Brian Wruble, Trustee
                                            O. Leonard Darling, Vice President
                                            Robert G. Zack, Secretary
                                            Brian W. Wixted, Treasurer
                                            Katherine P. Feld, Assistant Secretary
                                            Kathleen T. Ives, Assistant Secretary
                                            Denis R. Molleur, Assistant Secretary

------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT ADVISOR                         OppenheimerFunds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
 SUB-ADVISOR                                OpCap Advisors

------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTOR                                OppenheimerFunds Distributor, Inc.

------------------------------------------------------------------------------------------------------------------------------------
 TRANSFER AND SHAREHOLDER                   OppenheimerFunds Services
 SERVICING AGENT

------------------------------------------------------------------------------------------------------------------------------------
 CUSTODIAN OF PORTFOLIO                     Citibank, N.A.
 SECURITIES

------------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT AUDITORS                       KPMG LLP

------------------------------------------------------------------------------------------------------------------------------------
 LEGAL COUNSEL                              Mayer, Brown, Rowe & Maw

                                            The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                            OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH
                                            AVENUE, NEW YORK, NY 10018

                                            (COPYRIGHT)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions1
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOLS          Class A: QVOPX      Class B: QOPBX      Class C: QOPCX
                        Class N: QOPNX      Class Y: QOPYX
--------------------------------------------------------------------------------

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

RS0236.001.0402 June 28, 2002

[LOGO OMITTED]
OPPENHEIMERFUNDS(REGISTRATION MARK) Distributor, Inc.